Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	6 Months Ended
Jan. 31, 2022
Furniture, fixtures and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful life	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful life	5 years
Transportation vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful life	5 years